Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock $0.0001 par value	Preferred Stock $0.0001 par value	Additional paid in capital	Accumulated deficit
Balance at Dec. 31, 2014	$ 898,111	$ 364		$ 1,009,737	$ (111,990)
Balance, Shares at Dec. 31, 2014		3,642,084
Net loss	(7,525,821)				(7,525,821)
Distributions	(309,015)				(309,015)
Business Combination, net	2,525,865	$ 477	$ 137	2,525,251
Business Combination, net, Shares		4,774,465	1,369,735
Issuance of common stock and warrants	1,000,000	$ 38		999,962
Issuance of common stock and warrants, Shares		375,000
Issuance of common stock penalty shares	262,501	$ 5		262,496
Issuance of common stock penalty shares, Shares		44,872
Fair value of Series A and B warrant liabilities	(6,675,200)			(6,675,200)
Adjustment to additional paid in capital				2,140,250	(2,140,250)
Balance at Dec. 31, 2015	(9,823,559)	$ 884	$ 137	262,496	(10,087,076)
Balance, Shares at Dec. 31, 2015		8,836,421	1,369,735
Net loss	(3,126,072)				(3,126,072)
Conversion of warrant liability to common stock	2,797,362	$ 198		2,797,164
Conversion of warrant liability to common stock, Shares		1,986,112
Conversion of warrant liability to preferred stock	6,340,281		$ 321	6,339,960
Conversion of warrant liability to preferred stock, Shares			3,208,335
Issuance of common stock for acquisition of Tempus Jets, Inc.	500,000	$ 24		499,976
Issuance of common stock for acquisition of Tempus Jets, Inc., Shares		242,131
Stock-based compensation	151,150			151,150
Balance at Dec. 31, 2016	(3,160,838)	$ 1,106	$ 458	10,050,746	(13,213,148)
Balance, Shares at Dec. 31, 2016		11,064,664	4,578,070
Net loss	(841,633)				(841,633)
Conversion of preferred shares to common stock		$ 458	$ (458)
Conversion of preferred shares to common stock, Shares		4,578,070	(4,578,070)
Conversion of warrant liability to common stock	79,000	$ 99		78,901
Conversion of warrant liability to common stock, Shares		987,500
Stock-based compensation	29,573			29,573
Balance at Jun. 30, 2017	$ (3,893,898)	$ 1,663		$ 10,159,220	$ (14,054,781)
Balance, Shares at Jun. 30, 2017		16,630,234